LEASES - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Analyzed into:
Current portion	$ 4,342	$ 3,175
Non-current portion	45,626	44,169
Lease liabilities
Leases [Roll Forward]
Beginning balance, carrying amount	47,344
Additions	5,271
Accretion of interest recognized during the period	1,165
Payments	(4,247)
Exchange realignment	435
Ending balance, carrying amount	49,968
Analyzed into:
Current portion	4,342
Non-current portion	45,626
Total	$ 49,968	$ 47,344